Insurance business - Discount rates (Details)	Dec. 31, 2023	Dec. 31, 2022
£ | HSBC Life (UK) Limited | 10 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	328.00%	3.71%
£ | HSBC Life (UK) Limited | 20 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	343.00%	3.54%
€ | HSBC Assurances Vie (France) | 10 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.96%	3.66%
€ | HSBC Assurances Vie (France) | 20 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.97%	3.33%